SEGMENTS	12 Months Ended
Dec. 31, 2013
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
SEGMENTS

R.	SEGMENTS

Segment Descriptions - Following the separation of our natural gas distribution business into ONE Gas and wind down of our energy services business, our chief operating decision maker reviews the financial performance of each of the three businesses of ONEOK Partners on a regular basis to assess the performance of, and allocate resources to, ONEOK Partners. As a result, our reportable segments have changed to reflect the three business segments of ONEOK Partners. Prior periods presented have been recast to conform to the current presentation.
Our reportable business segments are the following:

•	the Natural Gas Gathering and Processing segment gathers and processes natural gas;

•	the Natural Gas Liquids segment gathers, treats, fractionates and transports NGLs and stores, markets and distributes NGL products; and

•	the Natural Gas Pipelines segment operates regulated interstate and intrastate natural gas transmission pipelines and natural gas storage facilities.

Other and eliminations consist of the operating and leasing operations of our headquarters building and related parking facility and other amounts needed to reconcile our reportable segments to our consolidated financial statements.

Accounting Policies - We evaluate performance based principally on each segment’s operating income and equity earnings. The accounting policies of the segments are the same as those described in Note A.  Affiliate and intersegment sales are recorded on the same basis as sales to unaffiliated customers and are discussed in further detail in Note P.  Net margin is comprised of total revenues less cost of sales and fuel.  Cost of sales and fuel includes commodity purchases, fuel, and storage and transportation costs. Revenues from sales and services provided by ONEOK Partners to our former natural gas distribution business, which were previously eliminated in consolidation, are now reported as third-party revenues for all periods presented.

Customers - The primary customers of the Natural Gas Gathering and Processing segment are major and independent crude oil and natural gas production companies.  The Natural Gas Liquids segment’s customers are primarily NGL and natural gas gathering and processing companies, major and independent crude oil and natural gas production companies, propane distributors, ethanol producers and petrochemical, refining and NGL marketing companies. The Natural Gas Pipelines segment’s customers include natural gas distribution, electric-generation, natural gas marketing, industrial and major and independent crude oil and natural gas production companies.

For the years ended December, 31 2013 and 2012, ONEOK Partners’ had no single external customer from which it received 10 percent or more of the consolidated gross revenues. For the year ended December 31, 2011, ONEOK Partners had one customer, Dow Hydrocarbons and Resources, L.L.C., from which it received $1.2 billion, or approximately 11 percent, of our consolidated revenues. All of these revenues were earned in the Natural Gas Liquids segment.

Operating Segment Information - The following tables set forth certain selected financial information for our operating segments for the periods indicated:

Year Ended December 31, 2013	Natural Gas Gathering and Processing	Natural Gas Liquids (a)	Natural Gas Pipelines (b)	Other and Eliminations (c)	Total
	(Thousands of dollars)
Sales to unaffiliated customers	$665,169	$10,644,117	$219,244	$2,606	$11,531,136
Sales to affiliated customers	238,600	—	102,143	—	340,743
Intersegment revenues	1,147,713	133,910	4,127	(1,285,750)	—
Total revenues	$2,051,482	$10,778,027	$325,514	$(1,283,144)	$11,871,879

Net margin	$500,627	$869,938	$285,719	$(6,618)	$1,649,666
Operating costs	193,293	236,638	101,182	10,473	541,586
Depreciation and amortization	103,962	89,240	43,541	2,600	239,343
Gain on sale of assets	436	843	10,602	—	11,881
Operating income	$203,808	$544,903	$151,598	$(19,691)	$880,618

Equity earnings from investments	$23,493	$21,978	$65,046	$—	$110,517
Investments in unconsolidated affiliates	$333,179	$491,856	$404,803	$—	$1,229,838
Total assets	$3,949,813	$6,938,633	$1,817,675	$5,035,360	$17,741,481
Noncontrolling interests in consolidated subsidiaries	$4,521	$—	$—	$2,502,808	$2,507,329
Capital expenditures	$774,379	$1,128,345	$34,699	$319,162	$2,256,585
(a) - The Natural Gas Liquids segment has regulated and nonregulated operations. Our Natural Gas Liquids segment’s regulated operations had revenues of $534.8 million, of which $449.9 million related to sales within the segment, net margin of $327.4 million and operating income of $190.5 million.
(b) - The Natural Gas Pipelines segment has regulated and nonregulated operations. Our Natural Gas Pipelines segment’s regulated operations had revenues of $246.9 million, net margin of $217.6 million and operating income of $90.5 million.
(c) - The Other segment includes assets and capital expenditures of discontinued operations of $4.4 billion and $292.1 million, respectively.

Year Ended December 31, 2012	Natural Gas Gathering and Processing	Natural Gas Liquids (a)	Natural Gas Pipelines (b)	Other and Eliminations (c)	Total
	(Thousands of dollars)
Sales to unaffiliated customers	$436,629	$9,176,389	$217,034	$1,970	$9,832,022
Sales to affiliated customers	253,136	—	98,963	—	352,099
Intersegment revenues	825,948	80,274	4,388	(910,610)	—
Total revenues	$1,515,713	$9,256,663	$320,385	$(908,640)	$10,184,121

Net margin	$455,170	$907,340	$286,060	$(4,768)	$1,643,802
Operating costs	164,033	223,844	101,899	1,949	491,725
Depreciation and amortization	83,031	74,344	45,726	2,233	205,334
Gain (loss) on sale of assets	2,278	(932)	5,390	—	6,736
Operating income	$210,384	$608,220	$143,825	$(8,950)	$953,479

Equity earnings from investments	$29,103	$20,701	$73,220	$—	$123,024
Investments in unconsolidated affiliates	$333,210	$494,878	$393,317	$—	$1,221,405
Total assets	$3,040,198	$5,620,420	$1,812,711	$5,427,644	$15,900,973
Noncontrolling interests in consolidated subsidiaries	$4,752	$—	$—	$2,098,089	$2,102,841
Capital expenditures	$566,126	$968,549	$25,383	$306,095	$1,866,153
(a) - The Natural Gas Liquids segment has regulated and nonregulated operations. Our Natural Gas Liquids segment’s regulated operations had revenues of $470.6 million, of which $397.7 million related to sales within the segment, net margin of $276.3 million and operating income of $162.8 million.
(b) - The Natural Gas Pipelines segment has regulated and nonregulated operations. Our Natural Gas Pipelines segment’s regulated operations had revenues of $251.5 million, net margin of $220.3 million and operating income of $99.3 million.
(c) - The Other segment includes assets and capital expenditures of discontinued operations of $4.5 billion and $280.3 million, respectively.

Year Ended December 31, 2011	Natural Gas Gathering and Processing	Natural Gas Liquids (a)	Natural Gas Pipelines (b)	Other and Eliminations (c)	Total
	(Thousands of dollars)
Sales to unaffiliated customers	$363,491	$10,325,124	$230,389	$2,363	$10,921,367
Sales to affiliated customers	298,040	—	105,563	—	403,603
Intersegment revenues	871,943	36,155	1,847	(909,945)	—
Total revenues	$1,533,474	$10,361,279	$337,799	$(907,582)	$11,324,970

Net margin	$402,854	$891,788	$284,393	$690	$1,579,725
Operating costs	153,686	198,907	108,635	15,950	477,178
Depreciation and amortization	68,255	63,904	45,390	1,955	179,504
Loss on sale of assets	(299)	(378)	(286)	—	(963)
Operating income	$180,614	$628,599	$130,082	$(17,215)	$922,080

Equity earnings from investments	$30,523	$19,853	$76,870	$—	$127,246
Investments in unconsolidated affiliates	$324,610	$475,185	$423,603	$—	$1,223,398
Total assets	$2,424,626	$4,595,852	$1,886,046	$4,801,015	$13,707,539
Noncontrolling interests in consolidated subsidiaries	$—	$—	$5,171	$1,555,988	$1,561,159
Capital expenditures	$623,739	$401,278	$37,846	$273,204	$1,336,067
(a) - The Natural Gas Liquids segment has regulated and nonregulated operations. Our Natural Gas Liquids segment’s regulated operations had revenues of $393.3 million, of which $267.0 million related to sales within the segment, net margin of $250.8 million and operating income of $144.8 million.
(b) - The Natural Gas Pipelines segment has regulated and nonregulated operations. Our Natural Gas Pipelines segment’s regulated operations had revenues of $265.2 million, net margin of $218.2 million and operating income of $88.0 million.
(c) - The Other segment includes assets and capital expenditures of discontinued operations of $4.0 billion and $242.6 million, respectively.